Subsequent Events (Details) - USD ($)		1 Months Ended	12 Months Ended
	Feb. 07, 2020	Feb. 26, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2020
Subsequent Events (Textual)
Number of shares issuable			152,500	123,500
Common stock valued			$ 36,876	$ 27,949	$ 38,209
Subsequent Event [Member]
Subsequent Events (Textual)
Number of shares issuable		250,000
Value of assets purchased		$ 1,750,000
Common stock valued		$ 1,102,500
2018 Plan [Member] | Minimum [Member] | Subsequent Event [Member]
Subsequent Events (Textual)
Number of shares issuable	2,500,000
2018 Plan [Member] | Maximum [Member] | Subsequent Event [Member]
Subsequent Events (Textual)
Number of shares issuable	5,000,000